Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Reconciliation of Liability For Future Policy Benefits (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026
Liability for Future Policy Benefit, Activity [Line Items]
The liability for future policy benefits, after reinsurance recoverable	¥ 1,265,430	¥ 1,277,462
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	803,396	855,431
Beginning balance at original discount rate	865,378	877,300
Effect of changes in cash flow assumptions	0	(19,239)
Effect of actual variances from expected experience	3,993	871
Adjusted beginning balance	869,371	858,932
Issuances	58,486	127,215
Interests	5,958	11,351
Net premium earned	(59,384)	(127,464)
Actual variances from cash flow assumptions	0	(936)
Derecognition	0	(3,720)
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	874,431	865,378
Effect of changes in discount rates	(78,316)	(61,982)
Ending balance	796,115	803,396
Balances at beginning of year	1,370,583	1,511,436
Beginning balance at original discount rate	1,819,619	1,750,912
Effect of changes in cash flow assumptions	0	(20,056)
Effect of actual variances from expected experience	4,330	0
Adjusted beginning balances	1,823,949	1,730,856
Issuances	58,486	127,215
Interests	13,810	26,152
Insurance claims paid	(33,598)	(61,802)
Actual variances from cash flow assumptions	0	(9,699)
Derecognition	0	6,897
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,862,647	1,819,619
Effect of changes in discount rates	(512,198)	(449,036)
Ending balance	1,350,449	1,370,583
Net liability for future policy benefits	554,334	567,187
Deferred profit liabilities	82,474	74,053
Subtotal	636,808	641,240
Less: Reinsurance recoverable	82	162
The liability for future policy benefits, after reinsurance recoverable	636,726	641,078
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	999,049	1,162,214
Beginning balance at original discount rate	1,134,618	1,216,705
Effect of changes in cash flow assumptions	0	(18,434)
Effect of actual variances from expected experience	9,758	4,687
Adjusted beginning balance	1,144,376	1,202,958
Issuances	8,337	24,195
Interests	8,131	16,684
Net premium earned	(55,574)	(113,506)
Actual variances from cash flow assumptions	0	(665)
Derecognition	0	4,952
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,105,270	1,134,618
Effect of changes in discount rates	(165,515)	(135,569)
Ending balance	939,755	999,049
Balances at beginning of year	1,344,482	1,659,960
Beginning balance at original discount rate	1,872,456	1,878,075
Effect of changes in cash flow assumptions	0	5,429
Effect of actual variances from expected experience	11,819	0
Adjusted beginning balances	1,884,275	1,883,504
Issuances	8,337	24,195
Interests	14,322	28,183
Insurance claims paid	(39,273)	(77,181)
Actual variances from cash flow assumptions	0	(2,030)
Derecognition	0	15,785
Effect of changes in foreign exchange rate	0	0
Ending balance at original discount rate	1,867,661	1,872,456
Effect of changes in discount rates	(598,289)	(527,974)
Ending balance	1,269,372	1,344,482
Net liability for future policy benefits	329,617	345,433
Deferred profit liabilities	67,396	66,559
Subtotal	397,013	411,992
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	397,013	411,992
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Balance at beginning of year	323,615	345,932
Beginning balance at original discount rate	339,085	368,846
Effect of changes in cash flow assumptions	0	(17,187)
Effect of actual variances from expected experience	(6,024)	(1,017)
Adjusted beginning balance	333,061	350,642
Issuances	12,301	29,171
Interests	5,308	11,058
Net premium earned	(36,139)	(63,084)
Actual variances from cash flow assumptions	0	(589)
Derecognition	0	(10,539)
Effect of changes in foreign exchange rate	(5,217)	22,426
Ending balance at original discount rate	309,314	339,085
Effect of changes in discount rates	(21,950)	(15,470)
Ending balance	287,364	323,615
Balances at beginning of year	495,324	442,939
Beginning balance at original discount rate	696,679	650,005
Effect of changes in cash flow assumptions	0	(20,141)
Effect of actual variances from expected experience	(6,416)	0
Adjusted beginning balances	690,263	629,864
Issuances	12,301	29,171
Interests	10,629	19,736
Insurance claims paid	(9,101)	(14,131)
Actual variances from cash flow assumptions	0	6,037
Derecognition	0	(19,310)
Effect of changes in foreign exchange rate	(11,185)	45,312
Ending balance at original discount rate	692,907	696,679
Effect of changes in discount rates	(233,717)	(201,355)
Ending balance	459,190	495,324
Net liability for future policy benefits	171,826	171,709
Deferred profit liabilities	59,865	52,683
Subtotal	231,691	224,392
Less: Reinsurance recoverable	0	0
The liability for future policy benefits, after reinsurance recoverable	¥ 231,691	¥ 224,392